UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA Mutuals
 (Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

USA Mutuals Barrier Fund
Portfolio of Investments
December 31, 2015 (Unaudited)	Ticker Symbol: VICEX

	Shares / Principal Amount	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 24.9%
The Boeing Co. (c)	40,000	$5,783,600
General Dynamics Corp. (c)	50,000	6,868,000
Honeywell International Inc.	60,000	6,214,200
L-3 Communications Holdings, Inc.	30,000	3,585,300
Lockheed Martin Corp. (c)	25,300	5,493,895
Northrop Grumman Corp.	30,000	5,664,300
Raytheon Co. (c)	60,000	7,471,800
Rolls-Royce Holdings PLC (a)(b)	96,409	817,230
Smith & Wesson Holding Corp. (a)(c)	150,000	3,297,000
Sturm, Ruger & Co., Inc. (c)	30,500	1,818,105
United Technologies Corp.	65,300	6,273,371
		53,286,801
Alcoholic Beverages - 23.3%
AMBEV SA - ADR (b)	895,210	3,992,637
Anheuser-Busch InBev SA/NV (b)	35,000	4,351,370
The Boston Beer Co., Inc. (a)	10,000	2,019,100
Brown-Forman Corp. - Class B	55,000	5,460,400
Carlsberg A/S (b)	33,000	2,943,339
Constellation Brands, Inc. - Class A (c)	37,300	5,313,012
Diageo PLC - ADR (b)	55,000	5,998,850
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	25,000
Heineken N.V. (b)	60,000	5,136,225
Molson Coors Brewing Co. - Class B (c)	75,000	7,044,000
Pernod Ricard S.A. (b)	15,000	1,714,901
SABMiller PLC (b)	100,000	5,999,292
		49,998,126
Casinos, Gambling & Lotteries - 24.2%
Boyd Gaming Corp. (a)(c)	95,700	1,901,559
Caesars Acquisition Co. (a)	78,200	532,542
Caesars Entertainment Corp. (a)(c)	100,000	789,000
Churchill Downs Inc.	23,000	3,254,270
Galaxy Entertainment Group Ltd. (b)	1,300,000	4,101,264
Gaming and Leisure Properties, Inc.	75,967	2,111,882
International Game Technology (b)	31,232	505,334
Ladbrokes PLC (b)	669,931	1,182,179
Las Vegas Sands Corp.	200,920	8,808,333
Melco Crown Entertainment Ltd. - ADR (b)(c)	225,000	3,780,000
MGM China Holdings Ltd. (b)	600,000	750,963
MGM Resorts International (a)(c)	514,200	11,682,624
Penn National Gaming, Inc. (a)	58,000	929,160
Sands China Ltd. (b)	724,800	2,483,008
SJM Holdings Ltd. (b)	750,000	535,158
William Hill PLC (b)	322,640	1,883,529
Wynn Macau, Ltd. (b)	874,600	1,022,429
Wynn Resorts, Ltd. (c)	82,500	5,708,175
		51,961,409

Tobacco Manufacturing - 23.7%
Altria Group, Inc. (c)	190,000	11,059,900
British American Tobacco PLC - ADR (b)	37,500	4,141,875
Imperial Tobacco Group PLC (b)	206,708	10,929,168
Philip Morris International Inc. (c)	140,000	12,307,400
Reynolds American Inc. (c)	270,000	12,460,500
Universal Corp.	500	28,040
		50,926,883
Total Common Stocks (Cost $153,536,762)		206,173,219

PREFERRED STOCKS - 3.0%
Alcoholic Beverages - 3.0%
Hawaii Sea Spirits LLC - Class C (a)(e)(f)(h)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(e)(f)(g)(h)	5,000	1,500,000
Total Preferred Stocks (Cost $9,975,000)		6,475,000

CORPORATE BOND - 0.7%	Maturity Date	Coupon Rate
Bio Soil Enhancers, Inc. (e)(f)(h)	11/24/2020	12.000%	$1,500,000	1,500,000
Total Corporate Bond (Cost $1,500,000)				1,500,000

WARRANTS - 0.0%
Bio Soil Enhancers, Inc. (e)(f)(h)			150,000	1,500
Total Warrants (Cost $0)				1,500

SHORT-TERM INVESTMENT - 1.2%
Investment Company - 1.2%
Fidelity Institutional Money Market Portfolio - Class I, 0.28% (d)			2,530,123	2,530,123
Total Short-Term Investment (Cost $2,530,123)				2,530,123

Total Investments (Cost $167,541,885) - 101.0%				216,679,842
Liabilities in Excess of Other Assets - (1.0)%				(2,184,036)
TOTAL NET ASSETS - 100.0%				$214,495,806

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2015 the fair value of collateral is $46,387,512.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2015.
(e)	Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees.
(f)	Private Placement.
(g)	Affiliated Issuer.
(h)	Level 3 Security.
ADR - American Depositary Receipt.
PLC - Public Limited Company.

USA Mutuals Barrier Fund
Schedule of Options Written
December 31, 2015 (Unaudited)

WRITTEN CALL OPTIONS 0.7%	Contracts	Value
Altria Group, Inc.:
Expiration: January, 2016, Exercise Price: $57.50	100	$13,500
Expiration: March, 2016, Exercise Price: $57.50	400	98,000
Expiration: March, 2016, Exercise Price: $60.00	1,100	114,400
The Boeing Co.:
Expiration: February, 2016, Exercise Price: $150.00	200	41,200
Boyd Gaming Corp.:
Expiration: March, 2016, Exercise Price: $19.00	400	80,000
Caesars Entertainment Corp.:
Expiration: March, 2016, Exercise Price: $8.00	1,000	130,000
Constellation Brands, Inc. - Class A:
Expiration: January, 2016, Exercise Price: $130.00	100	133,300
Expiration: January, 2016, Exercise Price: $135.00	23	19,895
General Dynamics Corp.:
Expiration: February, 2016, Exercise Price: $145.00	100	10,000
Lockheed Martin Corp.:
Expiration: March, 2016, Exercise Price: $225.00	100	37,000
Melco Crown Entertainment Ltd. - ADR:
Expiration: January, 2016, Exercise Price: $17.66	1,000	35,000
Expiration: January, 2016, Exercise Price: $21.00	400	6,000
MGM Resorts International:
Expiration: January, 2016, Exercise Price: $23.00	500	26,500
Expiration: January, 2016, Exercise Price: $24.00	436	5,668
Expiration: January, 2016, Exercise Price: $25.00	600	3,000
Expiration: March, 2016, Exercise Price: $24.00	464	45,472
Molson Coors Brewing Co. - Class B:
Expiration: January, 2016, Exercise Price: $90.00	150	70,650
Expiration: January, 2016, Exercise Price: $95.00	150	15,000
Philip Morris International Inc.:
Expiration: March, 2016, Exercise Price: $90.00	400	78,800
Raytheon Co.:
Expiration: February, 2016, Exercise Price: $125.00	100	35,500
Reynolds American Inc.:
Expiration: February, 2016, Exercise Price: $46.25	1,500	220,500
Expiration: February, 2016, Exercise Price: $47.50	500	40,500
Smith & Wesson Holding Corp.:
Expiration: March, 2016, Exercise Price: $21.00	1,050	236,250
Sturm, Ruger & Co., Inc.:
Expiration: January, 2016, Exercise Price: $55.00	100	53,500
Wynn Resorts, Ltd.:
Expiration: January, 2016, Exercise Price: $75.00	100	15,500
Total Written Call Options (Premiums received $1,741,029)		$1,565,135

The USA Mutuals Barrier Fund cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$167,541,885
Premiums on options written	1,741,029
Gross unrealized appreciation	71,894,536
Gross unrealized depreciation	(22,756,579)
Net unrealized appreciation	$49,137,957

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Generation Wave Growth Fund
Portfolio of Investments
December 31, 2015 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 36.7%
Accommodation & Food Services - 5.9%
Las Vegas Sands Corp.	10,000	$438,400
		438,400
Information - 6.2%
Verizon Communications Inc.	10,000	462,200
		462,200
Manufacturing - 13.0%
Beverage Manufacturing - 0.6%
AMBEV SA - ADR (b)	10,000	44,600
Other Transportation Equipment Manufacturing - 6.1%
Harley-Davidson, Inc. (c)	10,000	453,900
Semiconductor and Other Electronic Component Manufacturing - 6.3%
Applied Materials, Inc. (c)	25,000	466,750
		965,250
Mining, Quarrying and Oil & Gas Extraction - 2.2%
Barrick Gold Corp. (b)	15,000	110,700
EXCO Resources, Inc. (a)	30,000	37,200
Peabody Energy Corp. (a)	1,666	12,795
		160,695
Professional, Scientific, and Technical Services - 1.3%
McDermott International, Inc. (a)(b)	30,000	100,500
		100,500
Retail Trade - 4.1%
Wal-Mart Stores, Inc.	5,000	306,500
		306,500
Utilities - 4.0%
Kinder Morgan Inc.	20,000	298,400
		298,400
Total Common Stocks (Cost $3,807,244)		2,731,945

EXCHANGE TRADED FUNDS - 24.5%
ETFS Gold Trust (a)	6,000	621,000
PIMCO Total Return Exchange-Traded Fund	4,000	416,880
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	261,600
PowerShares Senior Loan Portfolio	10,000	224,000
ProShares Short 20+ Year Treasury (a)	8,000	197,840
ProShares Ultra Bloomberg Crude Oil (a)	8,000	100,320
Total Exchange Traded Funds (Cost $2,278,040)		1,821,640

EXCHANGE TRADED NOTES - 8.8%
ELEMENTS Linked to Rogers International Commodity Index (a)(b)	45,000	281,295
iPath Bloomberg Commodity Index Total Return (a)(b)	9,000	193,230
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)	29,405	183,193
Total Exchange Traded Notes (Cost $1,369,763)		657,718

LIMITED PARTNERSHIP - 5.3%
United States Natural Gas Fund, LP (a)	45,000	390,150
Total Limited Partnership (Cost $891,631)		390,150

SECTOR FUND - 0.9%
Market Vectors Gold Miners ETF	5,000	68,600
Total Sector Fund (Cost $129,241)		68,600

SHORT-TERM INVESTMENTS - 22.9%
Investment Companies - 22.9%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (d)	341,227	341,227
Fidelity Institutional Money Market Portfolio - Class I, 0.28% (d)	341,228	341,228
First American Prime Obligations Fund, 0.21% (d)	341,228	341,228
STIT - Liquid Assets Portfolio, 0.29% (d)	341,228	341,228
STIT - STIC Prime Portfolio, 0.26% (d)	341,227	341,227
Total Short-Term Investments (Cost $1,706,138)		1,706,138

Total Investments (Cost $10,182,057) - 99.1%		7,376,191
Assets in Excess of Other Liabilities - 0.9%		65,428
TOTAL NET ASSETS - 100.0%		$7,441,619

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2015 the fair value collateral is $920,650.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2015.
ADR - American Depositary Receipt.

USA Mutuals Generation Wave Growth Fund
Schedule of Options Written
December 31, 2015 (Unaudited)

WRITTEN CALL OPTIONS 1.0%	Contracts	Value
Applied Materials, Inc.:
Expiration: January, 2016, Exercise Price: $16.00	250	$68,625
Harley-Davidson, Inc.:
Expiration: February, 2016, Exercise Price: $50.00	100	6,700
Total Written Call Options (Premiums received $46,659)		$75,325

The USA Mutuals Generation Wave Growth Fund cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$10,182,057
Premiums on options written	46,659
Gross unrealized appreciation	69,590
Gross unrealized depreciation	(2,875,456)
Net unrealized depreciation	$(2,805,866)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Takeover Targets Fund
Portfolio of Investments
December 31, 2015 (Unaudited)	Ticker Symbol: TOTNX

	Shares	Value
COMMON STOCKS - 91.9%
Accommodation & Food Services - 1.7%
Isle of Capri Casinos, Inc. (a)	177	$2,466
Luby’s, Inc. (a)	345	1,542
		4,008
Administrative and Support and Waste Management and Remediation Services - 6.1%
CBIZ, Inc. (a)	306	3,017
Cross Country Healthcare, Inc. (a)	196	3,212
Landauer, Inc.	118	3,885
Liquidity Services, Inc. (a)	290	1,885
TRC Companies, Inc. (a)	294	2,720
		14,719
Arts, Entertainment & Recreation - 0.8%
Canterbury Park Holding Corp.	176	1,816
		1,816
Construction - 0.8%
LGI Homes, Inc. (a)	80	1,946
		1,946
Consumer Staples - 2.2%
Natural Alternatives International, Inc. (a)	516	5,335
		5,335
Finance and Insurance - 9.7%
Altisource Portfolio Solutions SA (a)(b)	171	4,756
Calamos Asset Managment, Inc. - Class A	205	1,984
Farmers Capital Bank Corp. (a)	89	2,413
Impac Mortgage Holdings, Inc. (a)	183	3,294
Pzena Investment Management Inc. - Class A	212	1,823
QCR Holdings, Inc.	110	2,672
Regional Management Corp. (a)	140	2,166
Territorial Bancorp, Inc.	80	2,219
Viad Corp.	73	2,061
		23,388
Health Care and Social Assistance - 1.2%
Diversicare Healthcare Services Inc	108	880
PharMerica Corp. (a)	60	2,100
		2,980
Information - 8.3%
EarthLink Holdings Corp.	533	3,960
General Communication, Inc. - Class A (a)	165	3,264
Hawaiian Telcom Holdco Inc (a)	80	1,989
Internap Corp. (a)	329	2,106
QuinStreet Inc. (a)	581	2,492
Sigma Designs, Inc. (a)	453	2,863
Sizmek Inc. (a)	346	1,263
TeleCommunication Systems, Inc. - Class A (a)	400	1,988
		19,925

Management of Companies and Enterprises - 3.5%
Charter Financial Corp.	204	2,695
Hallmark Financial Services, Inc. (a)	222	2,595
NV5 Holdings Inc. (a)	147	3,231
		8,521
Manufacturing - 31.3%
Alon USA Energy, Inc.	149	2,211
Alpha & Omega Semiconductor Ltd. (a)(b)	387	3,557
Applied Optoelectronics Inc. (a)	110	1,888
Communications Systems, Inc.	299	2,323
Continental Materials Corp. (a)	195	2,915
Cumberland Pharmaceuticals Inc. (a)	738	3,882
Digi International Inc. (a)	210	2,390
Espey Manufacturing & Electronics Corp.	125	3,253
Imation Corp. (a)	1,096	1,502
ImmuCell Corp. (a)	471	3,462
IXYS Corp.	262	3,309
JAKKS Pacific, Inc. (a)	306	2,436
John B. Sanfilippo & Son, Inc.	60	3,242
Key Tronic Corp. (a)	286	2,174
Kimball International, Inc. - Class B	190	1,856
NeoPhotonics Corp. (a)	480	5,212
Nutraceutical International Corp. (a)	94	2,427
Omega Protein Corp. (a)	90	1,998
Omnova Solutions Inc. (a)	337	2,066
Outerwall Inc.	36	1,315
Rigel Pharmaceuticals, Inc. (a)	784	2,376
R.R. Donnelley & Sons Co.	138	2,031
Seneca Foods Corp. - Class A (a)	104	3,014
Servotronics, Inc. (c)	387	3,173
Span-America Medical Systems, Inc.	88	1,747
Stoneridge, Inc. (a)	222	3,286
TETRA Technologies, Inc. (a)	260	1,955
TransAct Technologies Inc.	363	3,114
Vishay Precision Group Inc. (a)	133	1,506
		75,620
Materials - 0.9%
Olympic Steel, Inc.	192	2,223
		2,223
Mining, Quarrying and Oil & Gas Extraction - 0.8%
Northern Oil and Gas, Inc. (a)	520	2,007
		2,007
Other Services (except Public Administration) - 1.1%
Ecology and Environment, Inc. - Class A	256	2,619
		2,619
Professional, Scientific, and Technical Services - 8.7%
Booz Allen Hamilton Holding Corp.	94	2,900
Concurrent Computer Corp.	566	2,802
CSP Inc.	555	3,851
Hackett Group, Inc.	189	3,037
Heidrick & Struggles International, Inc.	144	3,921
Monster Worldwide, Inc. (a)	439	2,515
VSE Corp.	30	1,865
		20,891

Retail Trade - 10.4%
The Bon-Ton Stores, Inc. (a)	1,171	2,459
Cash America International, Inc.	116	3,475
Conn’s, Inc. (a)	90	2,112
Ingles Markets, Inc. - Class A	53	2,336
PCM Inc. (a)	330	3,277
The Pep Boys - Manny Moe & Jack (a)	178	3,277
Titan Machinery, Inc. (a)	282	3,082
Village Super Market Inc. - Class A	105	2,767
West Marine, Inc. (a)	263	2,233
		25,018
Transportation and Warehousing - 0.4%
Targa Resources Corp.	40	1,082
		1,082
Utilities - 4.0%
Artesian Resources Corp. - Class A	133	3,684
Consolidated Water Co., Ltd. (b)	242	2,962
SJW Corp.	100	2,965
		9,611
Total Common Stocks (Cost $236,111)		221,709

SHORT-TERM INVESTMENT - 2.3%
Investment Company - 2.3%
Fidelity Institutional Money Market Portfolio - Class I, 0.28% (d)	5,529	5,529
Total Short-Term Investment (Cost $5,529)		5,529

Total Investments (Cost $241,640) - 94.2%		227,238
Other Assets in Excess of Liabilities - 5.8%		14,091
TOTAL NET ASSETS - 100.0%		$241,329

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	Level 2 Security.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2015.

The USA Mutuals Takeover Targets Fund cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$241,640
Gross unrealized appreciation	13,820
Gross unrealized depreciation	(28,222)
Net unrealized depreciation	$(14,402)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Portfolio of Investments
December 31, 2015 (Unaudited)	Ticker Symbol: WAVNX

	Shares	Value
COMMON STOCKS - 94.6%
Argentina - 0.2%
MercadoLibre Inc.(c)	40	$4,574
		4,574
Australia - 0.2%
MMG Ltd. (a)	36,000	6,828
		6,828
Brazil - 2.9%
AMBEV SA - ADR(c)	4,800	21,408
Banco Santander (Brasil) S.A. - ADR(c)	4,800	18,672
BRF SA - ADR(c)	400	5,528
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR(c)	1,200	5,520
Cielo SA - ADR(c)	600	4,986
Embraer SA - ADR(c)	300	8,862
Fibria Celulose S.A. - ADR(c)	350	4,442
Gafisa S.A. - ADR (a) (c)	4,300	4,859
Vale SA - ADR(c)	1,200	3,948
		78,225
Chile - 3.4%
Banco Santander Chile - ADR(c)	1,200	21,168
Cencosud SA - ADR	2,700	16,686
Compania Cervecerias Unidas S.A. - ADR(c)	400	8,664
Embotelladora Andina S.A. - ADR(c)	800	13,928
Enersis Americas SA - ADR(c)	1,300	15,795
Latam Airlines Group S.A. - ADR (c)	3,100	16,709
		92,950
China - 25.1%
3SBio, Inc. (a)	10,500	14,741
Alibaba Group Holding Ltd. - ADR (a)(c)	50	4,064
Anta Sports Products Ltd.	3,000	8,245
Baidu, Inc. - ADR (a)(c)	45	8,507
Bank of China Ltd.	172,000	76,789
Bank of Communications Co. Ltd.	38,000	26,771
Beijing Jingneng Clean Energy Co, Ltd.	20,000	7,097
Belle International Holdings Ltd.	19,000	14,268
China Communications Construction Co. Ltd.	12,000	12,263
China Construction Bank Corp.	8,000	5,481
China Eastern Airlines Corp. Ltd. - ADR (a)(c)	200	5,628
China Galaxy Securities Co.	9,000	8,245
China International Marine Containers (Group) Co., Ltd.	3,000	5,489
China Life Insurance Co., Ltd. - ADR(c)	1,390	22,226
China Mengniu Dairy Co. Ltd.	4,000	6,524
China Petroleum and Chemical Corp. (Sinopec) - ADR(c)	900	53,982
China Railway Group Ltd.	9,000	6,840
China Southern Airlines Co. Ltd. - ADR(c)	400	15,260
China Yurun Food Group Ltd. (a)	23,000	4,897
CNOOC Ltd. - ADR(c)	50	5,219
Dongfeng Motor Group Co. Ltd.	12,000	16,041
E-Commerce China Dangdang, Inc. - ADR (a)(c)	900	6,471
Geely Automobile Holdings Ltd.	20,000	10,658

GF Securities Co Ltd. (a)	2,900	7,282
GOME Electrical Appliances Holding Ltd.	75,000	12,484
Guangzhou Automobile Group Co., Ltd.	36,000	32,098
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	2,000	5,664
Industrial and Commercial Bank of China Ltd.	26,000	15,701
Lao Feng Xiang Co., Ltd.	1,500	6,424
Luye Pharma Group Ltd. (a)	8,500	8,862
Metallurgical Corp. of China Ltd.	14,000	4,227
NetEase, Inc. - ADR(c)	50	9,062
Parkson Retail Group Ltd.	41,000	5,343
PetroChina Co. Ltd. - ADR(c)	500	32,795
Ping An Insurance (Group) Co. of China Ltd.	1,000	5,548
Shanghai Jinjiang International Hotels Development Co., Ltd.	3,700	13,301
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	3,800	15,470
Shanghai Pharmaceuticals Holding Co., Ltd.	15,200	32,910
Sihuan Pharmaceutical Holdings Group Ltd. (d)	40,000	22,658
SINA Corp. (a)(c)	100	4,940
Sinopharm Group Co. Ltd.	3,600	14,447
Sohu.com Inc. (a)(c)	400	22,876
SouFun Holdings Ltd. - ADR(c)	1,200	8,868
Tencent Holdings Ltd.	600	11,806
Trina Solar Ltd. - ADR (a)(c)	900	9,918
Want Want China Holdings Ltd.	6,000	4,467
Yangzijiang Shipbulding Holdings Ltd.	45,100	34,988
		687,845
Colombia - 0.1%
Ecopetrol SA - ADR(c)	600	4,206
		4,206
Cyprus - 0.6%
Globaltrans Investment PLC - GDR (a)	3,930	17,881
		17,881
Egypt - 0.2%
Commercial International Bank Egypt SAE (CIB) - GDR	1,625	6,988
		6,988
Hong Kong - 5.1%
Alibaba Pictures Group Ltd. (a)	20,000	4,955
China Foods Ltd. (a)	20,000	8,826
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	6,441
China Mobile Ltd. - ADR(c)	100	5,633
China Travel International Investment Hong Kong Ltd.	10,000	4,207
China Unicom (Hong Kong) Ltd. - ADR(c)	300	3,618
CITIC Ltd.	5,000	8,851
Digital China Holdings Ltd.	5,000	5,736
Far East Horizon Ltd.	11,000	10,234
Hua Han Health Industry Holdings Ltd.	168,000	23,411
Kingboard Chemical Holdings Ltd.	4,500	7,188
REXLot Holdings Ltd. (d)	100,000	5,677
Skyworth Digital Holdings Ltd.	30,000	19,587
The United Laboratories International Holdings Ltd. (a)	36,000	19,928
WH Group Ltd. (a)	12,000	6,704
		140,996

India - 9.5%
Axis Bank Ltd. - GDR	400	13,460
Dr. Reddy’s Laboratories Ltd. - ADR(c)	500	23,145
HDFC Bank Ltd. - ADR(c)	500	30,800
ICICI Bank Ltd. - ADR(c)	7,900	61,857
Infosys Ltd. - ADR(c)	800	13,400
Larsen & Toubro Ltd. - GDR	400	7,760
Mahindra & Mahindra Ltd. - GDR	1,270	24,384
Reliance Industries Ltd. - GDR	1,390	42,534
Tata Motors Ltd. - ADR (a)(c)	800	23,576
WNS (Holdings) Ltd. - ADR (a)	600	18,714
		259,630
Indonesia - 3.4%
PT Astra International Tbk - ADR(c)	4,700	40,068
PT Indofood Sukses Makmur Tbk	56,100	21,060
PT Mitra Keluarga Karyasehat Tbk	149,200	25,976
PT United Tractors Tbk	6,000	7,378
		94,482
Korea - 8.3%
Hyundai Motor Co. - GDR	650	28,405
KB Financial Group Inc. - ADR(c)	1,100	30,657
Korea Electric Power Corp. - ADR(c)	600	12,702
KT Corp. - ADR(c)	600	7,146
LG Display Co. Ltd. - ADR(c)	1,300	13,572
POSCO - ADR(c)	850	30,056
Samsung Electronics Co., Ltd. - GDR	15	7,972
Samsung Electronics Co., Ltd. - GDR PFD	63	29,106
Shinhan Financial Group Co., Ltd. - ADR(c)	1,700	57,103
SK Telecom Co., Ltd. - ADR(c)	500	10,075
		226,794
Malaysia - 2.5%
Hap Seng Consolidated Berhad	8,300	12,527
Malakoff Corp. Berhad	56,800	21,167
UMW Holdings Berhad	9,000	16,497
Westports Holdings Berhad	18,000	17,273
		67,464
Mexico - 4.8%
Alpek S.A.B. de C.V.	2,700	3,776
Cemex S.A.B. de C.V. - ADR (a)(c)	860	4,790
Coca-Cola Femsa, S.A.B. de C.V. (Femsa) - ADR	300	21,243
Controladora Comercial Mexicana S.A.B. de C.V.	1,900	5,228
Gruma, S.A.B. de C.V.	400	5,628
Grupo Bimbo S.A.B. de C.V. - Series A (a)	1,900	5,046
Grupo Comercial Chedraui, S.A.B. de C.V.	1,500	3,971
Grupo Elektra, S.A.B. de C.V.	380	8,241
Grupo Financiero Santander Mexico S.A.B. de C.V. - ADR(c)	500	4,335
Grupo Herdez S.A.B. de C.V.	3,682	9,377
Grupo Lala S.A.B. de C.V.	9,600	22,214
Grupo Mexico S.A.B. de C.V. - Series B	2,300	4,910
Kimberly-Clark de Mexico, S.A.B. de C.V.	5,000	11,666
Megacable Holdings S.A.B. de C.V.	2,200	8,169
Wal-Mart de Mexico S.A.B. de C.V.	4,700	11,863
		130,457
Peru - 0.4%
Credicorp Ltd.(c)	100	9,732
		9,732

Philippines - 1.1%
First Gen Corp.	12,800	6,147
Manila Electric Co.	1,900	12,921
Metro Pacific Investments Corp.	57,200	6,321
Philippine Long Distance Telephone Co. - ADR(c)	100	4,275
		29,664
Poland - 1.9%
AmRest Holdings S.E. (a)	500	23,989
Bank Handlowy w Warszawie S.A.	400	7,332
Bank Pekao S.A.	600	21,949
		53,270
Russia - 2.4%
Gazprom PAO - ADR(c)	3,180	11,671
LUKOIL PJSC - ADR	270	8,694
Magnit PJSC - GDR	220	8,848
MMC Norilsk Nickel - ADR	160	2,026
MMC Norilsk Nickel PJSC - ADR(c)	400	5,078
Phosagro OAO - GDR	540	6,939
Rostelecom PJSC - ADR	600	4,432
Sberbank of Russia PJSC - ADR	810	4,763
Severstal PAO - GDR	540	4,517
X5 Retail Group N.V. - GDR (a)	540	10,233
		67,201
Singapore - 0.8%
Asian Pay Television Trust	29,100	13,135
Yanlord Land Group Ltd.	10,800	7,655
		20,790
South Africa - 5.5%
Emira Property Fund	6,000	6,289
Gold Fields Ltd. - ADR(c)	3,600	9,972
Harmony Gold Mining Co. Ltd. - ADR (a)(c)	6,900	6,410
Investec Ltd.	2,300	16,285
MTN Group Ltd. - ADR(c)	3,400	28,798
Netcare Ltd.	14,200	31,127
Sasol - ADR(c)	600	16,092
Sibanye Gold Ltd. - ADR(c)	1,200	7,308
Standard Bank Group Ltd. - ADR(c)	3,000	21,750
Super Group Ltd. (a)	2,700	6,624
		150,655
Taiwan - 9.9%
Advanced Semiconductor Engineering Inc. - ADR(c)	1,900	10,773
AU Optronics Corp. - ADR(c)	11,700	34,047
ChipMOS TECHNOLOGIES (Bermuda) Ltd.(c)	1,300	25,740
Chunghwa Telecom Co., Ltd. - ADR(c)	1,000	30,030
Himax Technologies, Inc. - ADR(c)	1,100	9,020
Hon Hai Precision Industry Co., Ltd. - GDR	7,997	40,865
Siliconware Precision Industries Co. Ltd. - ADR(c)	5,405	41,889
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(c)	1,300	29,575
United Microelectronics Corp. - ADR(c)	26,100	49,068
		271,007

Thailand - 4.0%
Charoen Pokphand Foods PCL	24,100	12,256
Thai Beverage PCL	115,900	56,401
Thai Union Group PCL	48,600	23,229
Thanachart Capital PCL	16,300	16,533
		108,419
Turkey - 2.3%
Koc Holding AS - ADR(c)	2,700	50,868
Turkcell Iletisim Hizmetleri AS - ADR(c)	600	5,094
Turkiye Garanti Bankasi A.S. - ADR(c)	2,700	6,426
		62,388
Total Common Stocks (Cost $2,662,695)		2,592,446

MUTUAL FUND - 1.6%
United States -1.6%
Morgan Stanley China - A Share Fund	2,170	43,205
Total Mutual Fund (Cost $53,815)		43,205

PREFERRED STOCKS - 0.7%
Brazil - 0.7%
Banco Bradesco S.A. - ADR(c)	1,200	5,772
Braskem S.A. - ADR(c)	400	5,416
Itau Unibanco Holding SA - ADR(c)	600	3,906
Vale SA - ADR(c)	1,550	3,952
Total Preferred Stocks (Cost $20,348)		19,046

SHORT-TERM INVESTMENT - 1.3%
United States - 1.3%
Fidelity Institutional Money Market Portfolio - Class I, 0.28% (b)	36,913	36,913
Total Short-Term Investment (Cost $36,913)		36,913

Total Investments (Cost $2,773,771) - 98.2%		2,691,610
Other Assets in Excess of Liabilities - 1.8%		48,256
TOTAL NET ASSETS - 100.0%		$2,739,866

(a)	Non-Income Producing.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2015.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2015 the fair value of collateral is $1,178,278.
(d)	Level 2 Security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
PCL - Public Company Limited.
PLC - Public Limited Company.

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Schedule of Options Written
December 31, 2015 (Unaudited)

WRITTEN CALL OPTIONS 1.6%	Contracts	Value
iShares MSCI Emerging Markets ETF:
Expiration: December, 2015, Exercise Price: $34.00	20	$20
Expiration: January, 2016, Exercise Price: $30.50	30	690
Expiration: January, 2016, Exercise Price: $31.50	14	1,218
Expiration: January, 2016, Exercise Price: $32.50	31	1,488
Expiration: January, 2016, Exercise Price: $32.50	46	1,610
Expiration: January, 2016, Exercise Price: $32.50	680	38,760
Expiration: January, 2016, Exercise Price: $33.00	29	261
Total Written Call Options (Premiums received $48,666)		44,047

WRITTEN PUT OPTION 0.0%
Expiration: December, 2015, Exercise Price: $32.00	12	48
Total Written Put Option (Premiums received $331)		48
Total Written Options (Premiums received $48,997)		$44,095

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Industry Classifications
December 31, 2015 (Unaudited)

NAICS SECTOR	% of Net Assets
Accommodation & Food Services	1.4%
Administrative and Support and Waste Management and Remediation Services	0.7%
Agriculture, Forestry, Fishing and Hunting	0.9%
Arts, Entertainment & Recreation	0.5%
Construction	0.7%
Finance and Insurance	22.1%
Health Care and Social Assistance	2.1%
Information	6.4%
Management of Companies and Enterprises	0.8%
Manufacturing	40.1%
Mining, Quarrying and Oil & Gas Extraction	5.1%
Professional, Scientific, and Technical Services	0.8%
Real Estate and Rental & Leasing	1.4%
Retail Trade	4.8%
Transportation and Warehousing	5.9%
Utilities	3.0%
Wholesale Trade	0.2%
Short-Term Investment	1.3%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
TOTAL NET ASSETS	100.0%

The USA Mutuals/WaveFront Hedged Emerging Markets Fund cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$2,773,771
Premiums on options written	48,997
Gross unrealized appreciation	99,127
Gross unrealized depreciation	(181,288)
Net unrealized depreciation	$(82,161)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

USA Mutuals Beating Beta Fund
Portfolio of Investments
December 31, 2015 (Unaudited)	Ticker Symbol: BEATX

	Shares	Value
COMMON STOCKS - 98.6%
Accommodation & Food Services - 2.7%
Darden Restaurants, Inc.	41	$2,609
Yum! Brands, Inc.	36	2,630
		5,239
Administrative and Support and Waste Management and Remediation Services - 2.6%
The ADT Corp.	78	2,573
Republic Services, Inc.	59	2,595
		5,168
Finance and Insurance - 18.3%
Aetna Inc.	24	2,595
American International Group, Inc.	42	2,603
Anthem Inc.	18	2,510
Assurant, Inc.	32	2,577
The Chubb Corp.	19	2,520
E*TRADE Financial Corp. (a)	89	2,638
The Hartford Financial Services Group, Inc.	60	2,608
Huntington Bancshares Inc.	238	2,632
Legg Mason, Inc.	67	2,628
Nasdaq, Inc.	45	2,618
People’s United Financial Inc.	162	2,616
Torchmark Corp.	46	2,629
The Travelers Companies, Inc.	23	2,596
Unum Group	79	2,630
		36,400
Health Care and Social Assistance - 2.7%
HCA Holdings, Inc. (a)	39	2,638
Tenet Healthcare Corp. (a)	88	2,666
		5,304
Information - 13.1%
CenturyLink Inc.	104	2,617
Citrix Systems, Inc. (a)	34	2,572
Discovery Communications, Inc. - Class A (a)	100	2,668
Discovery Communications, Inc. - Class C (a)	106	2,673
Fiserv, Inc. (a)	28	2,561
McGraw Hill Financial Inc.	26	2,563
Netflix Inc. (a)	22	2,516
TEGNA Inc.	103	2,629
Total System Services, Inc.	53	2,639
VeriSign Inc. (a)	30	2,621
		26,059
Management of Companies and Enterprises - 1.3%
AGL Resources Inc.	41	2,616
		2,616

Manufacturing - 36.8%
AbbVie Inc.	44	2,607
Avery Dennison Corp.	42	2,632
Ball Corp.	36	2,618
Baxalta Inc.	68	2,654
The Boeing Co.	18	2,603
Boston Scientific Corp. (a)	143	2,637
Cameron International Corp. (a)	42	2,654
The Clorox Co.	20	2,537
Coca-Cola Enterprises Inc.	53	2,610
Colgate-Palmolive Co.	39	2,598
First Solar, Inc. (a)	39	2,573
The Goodyear Tire & Rubber Co.	79	2,581
Hasbro, Inc.	39	2,627
International Business Machines Corp.	19	2,615
Juniper Networks, Inc.	96	2,650
Kimberly-Clark Corp.	20	2,546
The Kraft Heinz Co.	36	2,619
Lockheed Martin Corp.	12	2,606
LyondellBasell Industries NV - Class A (b)	30	2,607
Marathon Petroleum Corp.	50	2,592
Masco Corp.	93	2,632
Northrop Grumman Corp.	14	2,643
NVIDIA Corp.	79	2,604
PerkinElmer, Inc.	49	2,625
Pitney Bowes Inc.	127	2,622
The Sherwin-Williams Co.	10	2,596
Tesoro Corp.	25	2,634
Valero Energy Corp.	37	2,616
		73,138
Mining, Quarrying and Oil & Gas Extraction - 2.7%
Newfield Exploration Co. (a)	83	2,703
Noble Corp. PLC (b)	251	2,648
		5,351
Professional, Scientific, and Technical Services - 2.6%
Computer Sciences Corp.	80	2,614
Jacobs Engineering Group, Inc. (a)	62	2,601
		5,215
Real Estate and Rental & Leasing - 1.4%
Ryder System, Inc.	47	2,671
		2,671
Retail Trade - 5.2%
eBay Inc. (a)	95	2,610
GameStop Corp. - Class A	93	2,608
The Home Depot, Inc.	19	2,513
The Kroger Co.	63	2,635
		10,366
Transportation and Warehousing - 2.6%
Expedia, Inc.	21	2,611
United Parcel Service, Inc. - Class B	27	2,598
		5,209

Utilities - 4.0%
NiSource Inc.	134	2,614
Pepco Holdings, Inc.	101	2,627
TECO Energy, Inc.	99	2,639
		7,880
Wholesale Trade - 2.6%
Delphi Automotive PLC (b)	30	2,572
O’Reilly Automotive, Inc. (a)	10	2,534
		5,106
Total Common Stocks (Cost $197,844)		195,722

Total Investments (Cost $197,844) - 98.6%		195,722
Other Assets in Excess of Liabilities - 1.4%		2,822
TOTAL NET ASSETS - 100.0%		$198,544

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
PLC - Public Limited Company.

The USA Mutuals Beating Beta Fund cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$197,844
Gross unrealized appreciation	103
Gross unrealized depreciation	(2,225)
Net unrealized depreciation	$(2,122)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Summary of Fair Value Exposure at December 31, 2015
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of level 3 investments as of December 31, 2015 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the period ended December 31, 2015 considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial informaiton, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and options written as of December 31, 2015:

USA Mutuals Barrier Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$206,148,219		$25,000	$206,173,219
Preferred Stocks	—	—	6,475,000	6,475,000
Corporate Bond	—	—	1,500,000	1,500,000
Warrants	—	—	1,500	1,500
Short-Term Investment	2,530,123	—	—	2,530,123
Total*	$208,678,342	$—	$8,001,500	$216,679,842

Options Written	$(1,395,740)	$(169,395)	$—	$(1,565,135)

USA Mutuals Generation Wave Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,731,945	$—	$—	$2,731,945
Exchange Traded Funds	1,821,640	—	—	1,821,640
Exchange Traded Notes	657,718	—	—	657,718
Limited Partnership	390,150	—	—	390,150
Sector Fund	68,600	—	—	68,600
Short-Term Investments	1,706,138	—	—	1,706,138
Total*	$7,376,191	$—	$—	$7,376,191

Options Written	$(6,700)	$(68,625)	$—	$(75,325)

USA Mutuals Takeover Targets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$218,536	$3,173	$—	$221,709
Short-Term Investment	5,529	—	—	5,529
Total*	$224,065	$3,173	$—	$227,238

USA Mutuals/WaveFront Hedged Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,564,111	$28,335	$—	$2,592,446
Mutual Fund	43,205	—	—	43,205
Preferred Stocks	19,046	—	—	19,046
Short-Term Investment	36,913	—	—	36,913
Total*	$2,663,275	$28,335	$—	$2,691,610

Options Written	$(44,095)	$—	$—	$(44,095)

USA Mutuals Beating Beta Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$195,722	$—	$—	$195,722
Total*	$195,722	$—	$—	$195,722

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.
There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Funds and, as compared to the USA Mutuals Barier Fund and USA Mutuals Generation Wave Growth Fund prior annual report. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

Investments in Securities
Nine Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2015
Fair Value as of 3/31/2015	$9,500,000
Accrued discounts/premiums	—
Realized gain	—
Realized loss	—
Change in net unrealized appreciation (depreciation)	(3,000,000)
Purchases*	1,501,500
Sales	—
Transfer into Level 3**	—
Transfer out of Level 3**	—
Fair Value as of 12/31/2015	$8,001,500

Net unrealized loss relating to Level 3 investments stil held at December 31, 2015	$(3,000,000)

* Multiple securities were purchased during the period that were, classified as Level 3 securities by the Fund’s management.
**Transfers between levels are recognized at the end of the reporting period.
The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2015:

Investments	Fair Value as of December 31, 2015	Valuation Technique	Observable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Case Sales and Real Estate Value
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Case Sales and Real Estate Value

Zodiac Spirits, LLC - Class A	$1,500,000	Discounted Cash Flow	Case Sales

Bio Soil Enhancers, Inc. - Corporate Bond	$1,500,000	Cash Flow	Revenue
Bio Soil Enhancers, Inc. - Warrants	$1,500	Black Sholes	Revenue Multiple

Summary of Derivative Exposure at December 31, 2015

The USA Mutuals Barrier Fund, USA Mutuals Generation Wave Growth Fund and USA Mutuals/WaveFront Hedged Emerging Markets Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds’ investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements (“MNA”) and net of related collateral received or pledged, if any, as of December 31, 2015:

Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to MNA

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
Description				Financial Instruments	Collateral (Pledged) /Received	Net Amount

USA Mutuals Barrier Fund
Written Options	$1,565,135	$—	$1,565,135	$(1,565,135)	$—	$—

USA Mutuals Generation Wave Growth Fund
Written Options	$75,325	$—	$75,325	$(75,325)	$—	$—

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Written Options	$44,095	$—	$44,095	$(44,095)	$—	$—

The number of option contracts written and the premiums received by the USA Mutuals Barrier Fund during the period ended December 31, 2015, were as follows:

	Number of		Premiums
	Contracts		Received
Options outstanding, beginning of period	7,530		$1,133,922
Options written	33,347		4,846,644
Options expired	(17,825)		(2,371,025)
Options exercised	(12,079)		(1,868,512)
Options outstanding, end of period	10,973		$1,741,029

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the period ended December 31, 2015 were as follows:

	Number of		Premiums
	Contracts		Received
Options outstanding, beginning of period	3,610		$421,577
Options written	6,992		1,225,026
Options expired	(6,962)		(743,884)
Options covered	(650)		(334,555)
Options exercised	(2,640)		(521,505)
Options outstanding, end of period	350		$46,659

The number of option contracts written and the premiums received by the USA Mutuals/WaveFront Hedged Emerging Markets Fund during the period ended December 31, 2015 were as follows:

	Number of		Premiums
	Contracts		Received
Options outstanding, beginning of period	—		$—
Options written	3,061		188,367
Options expired	(594)		(38,438)
Options covered	(1,584)		(99,462)
Options exercised	(21)		(1,470)
Options outstanding, end of period	862		$48,997

The number of option contracts purchased and the premiums paid by the USA Mutuals Generation Wave Growth Fund during the period ended December 31, 2015 were as follows:

	Number of		Premiums
	Contracts		Paid
Options outstanding, beginning of period	750		$399,857
Options purchased	1,950		1,215,587
Options sold	(1,300)		(845,612)
Options expired	(850)		(381,757)
Options exercised	(550)		(388,075)
Options outstanding, end of period	—		$—

The following is a summary of the fair value of derivative instruments as of December 31, 2015:

Derivative Investment Type	Value
Liability Derivatives
USA Mutuals Barrier Fund
Written Options -	$(1,565,135)
equity contracts

USA Mutuals Generation Wave Growth Fund
Written Options -	$(75,325)
equity contracts

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Written Options -	$(44,095)
equity contracts

The following is a summary of the effect of derivative investments for the period ended December 31, 2015:

Derivative Investment Type	Realized Gain (Loss) on Options
USA Mutuals Barrier Fund
Written Options -	$2,371,025
equity contracts

USA Mutuals Generation Wave Growth Fund
Purchased Options –	$(930,575)
equity index contracts

Written Options -	$813,089
equity contracts

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Written Options -	$113,123
equity contracts

Derivative Investment Type	Change in Unrealized Appreciation (Depreciation) on Options
USA Mutuals Barrier Fund
Written Options -	$(162,753)
equity contracts

USA Mutuals Generation Wave Growth Fund
Purchased Options -	$69,107
equity index contracts

Written Options -	$(111,763)
equity contracts

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Written Options -	$4,902
equity contracts

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.
1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President

Date	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President

Date	February 29, 2016

By (Signature and Title)	/s/ Gerald Sullivan
Gerald Sullivan, Treasurer

Date	February 25, 2016